Interests in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year	$ 2,373	$ 1,101
Additions	0	1
Acquisition of the Credit Suisse Group	0	1,569
Disposals	(8)	0
Reclassifications	0	(33)
Share of comprehensive income	145	(365)
of which: share of net profit	144	(348)	$ 32
of which: share of other comprehensive income	0	(17)
Share of changes in retained earnings	(3)	(1)
Dividends received	(51)	(90)
Foreign currency translation	(149)	192
Carrying amount at the end of the year	2,306	2,373	$ 1,101
Share of profit (loss) of associates	91	(383)
Share of profit (loss) of joint ventures	54	34
Share of other comprehensive income of associates		(17)
Joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: joint ventures	$ 249	209
of which: Swisscard AECS GmbH, Horgen
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%
of which: Swisscard AECS GmbH, Horgen | Credit Suisse
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Proportion of ownership interest in joint venture	50.00%
Associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 2,057	2,164
of which: SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	1,484	1,646
of which: other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 573	$ 519